Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Oct. 01, 2013
(PIMCO Senior Floating Rate Fund) | J.P. Morgan BB/B Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.63%
Since Inception	4.45%
Inception Date	Apr. 29, 2011
(PIMCO High Yield Spectrum Fund) | BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	18.12%
Since Inception	10.94%
Inception Date	Sep. 15, 2010